Income Taxes - Summary of Movement in Deferred Income Tax Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Deferred Tax Assets And Liabilities [Line Items]
Balance, beginning of year	$ 0
Recognized in profit and loss	(4,626)
Recognized in other comprehensive income	27
Balance, end of year	3,365
Pathway Rx
Deferred Tax Assets And Liabilities [Line Items]
Acquisition	3,609
Bridge Farm
Deferred Tax Assets And Liabilities [Line Items]
Acquisition	$ 4,355